As filed with the Securities and Exchange          Registration No. 33-75964*
Commission on December 11, 1997                    Registration No. 811-2513

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------

                       Post-Effective Amendment No. 15 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on                   pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements:
33-75958; 33-75960; and 33-75994.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


                                                                         LOCATION - PROSPECTUS DATED MAY 1, 1997,
     FORM N-4                                                              AND AS AMENDED BY SUPPLEMENTS DATED
     ITEM NO.                    PART A (PROSPECTUS)                       AUGUST 21, 1997 AND FEBRUARY 9, 1998

        1       Cover Page...........................................   Cover Page, and as amended

        2       Definitions..........................................   Definitions

        3       Synopsis.............................................   Prospectus Summary; Fee Table, and as amended

        4       Condensed Financial Information......................   Condensed Financial Information, and as amended

                General Description of Registrant, Depositor, and
        5       Portfolio Companies..................................   The Company; Variable Annuity Account C;
                                                                        The Funds, and as amended

        6       Deductions and Expenses..............................   Charges and Deductions, and as amended; Distribution

        7       General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

        8       Annuity Period.......................................   Annuity Period

        9       Death Benefit........................................   Death Benefit During Accumulation Period;
                                                                        Death Benefit Payable During the Annuity Period

        10      Purchases and Contract Value.........................   Purchase; Contract Valuation

        11      Redemptions..........................................   Right to Cancel; Withdrawals

        12      Taxes................................................   Tax Status

        13      Legal Proceedings....................................   Miscellaneous - Legal Matters and Proceedings

                Table of Contents of the Statement of Additional
        14      Information..........................................   Contents of the Statement of Additional Information




     FORM N-4
     ITEM NO.        PART B (STATEMENT OF ADDITIONAL INFORMATION)       LOCATION - STATEMENT OF ADDITIONAL INFORMATION

        15      Cover Page...........................................   Cover page

        16      Table of Contents....................................   Table of Contents

        17      General Information and History......................   General Information and History

        18      Services.............................................   General Information and History; Independent Auditors

        19      Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20      Underwriters.........................................   Offering and Purchase of Contracts

        21      Calculation of Performance Data......................   Performance Data; Average Annual Total Return Quotations

        22      Annuity Payments.....................................   Annuity Payments

        23      Financial Statements.................................   Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 15 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000583) and by reference to a Supplement to the Prospectus dated August 21, 1997 which was filed in Post-Effective Amendment No. 14 on July 29, 1997 (Accession No. 0000950146-97-001101) and by reference to a Supplement to the Prospectus dated February 9, 1998 which is included in Part A of this Post-Effective Amendment No. 15. The Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 15.

                    Aetna Life Insurance and Annuity Company

                           Variable Annuity Account C

            Variable Annuity Contracts for Tax-Deferred Annuity Plans
                (Section 403(b)) and Defined Contribution Plans
                                (Section 401(a))

    Supplement dated February 9, 1998 to Prospectus dated May 1, 1997 and as supplemented on August 21, 1997


The information herein updates and amends the information contained in the Prospectus dated May 1, 1997 and as amended by supplement dated August 21, 1997 (the 'Prospectus') and should be read with that Prospectus.

[bullet] Charges and Deductions - Page 6

The first paragraph under "Mortality and Expense Risk Charge" is replaced by the following:

Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. The mortality and expense risk charge may be reduced for a Contract Holder under various conditions as agreed to by us and the Contract Holder in writing. Whether such a reduction is available will be determined by the Company based upon consideration of some or all of the following factors:

[bullet] The size of the prospective group.

[bullet] The number of eligible participants and the program's participation rate.

[bullet] The projected annual Purchase Payments for the number of Participants estimated to choose the Contract.

[bullet] The frequency of projected distributions.

[bullet] The type and level of administrative and sales services to be provided.

[bullet] The Contract Holder's support and involvement in the communication, enrollment, and Participant education.

[bullet] The frequency, consistency and method of submitting Purchase Payments.

X.75964-97                                                        February 1998

[bullet] The retirement program design. For example, the program may favor the stability of invested assets and limit the conditions for withdrawals, loans and investment options which in turn will lower administrative expenses.

[bullet] The type and level of other factors that affect the overall administrative expense.

Prospective purchasers eligible for a reduction in the mortality and expense risk charge will be notified of their eligibility and the amount of the charge applicable to their Contract prior to the Company's acceptance of an application for the Contract. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person.


[bullet] Charges and Deductions - Maintenance Fee - Page 6

The last paragraph under "Reduction or Elimination of the Maintenance Fee", which begins on page 6, is replaced with the following:

Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. We reserve the right to change these rules from time to time.

[bullet] Condensed Financial Information - Page AUV History - 1 through AUV
         History 4

The following information supplements the Condensed Financial Information Table:

        [485(b) filing will include AUV history as of September 30, 1997]



X.75964-97                                                        February 1998

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------


           Statement of Additional Information dated February 9, 1998

         Group and Individual Variable Annuity Contracts Available under
                         Section 403(b) and 401(a) Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997 and as amended by supplements dated August 21, 1997 and February 9, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                        Page

General Information and History.......................................... 1
Variable Annuity Account C............................................... 1
Offering and Purchase of Contracts....................................... 2
Performance Data......................................................... 2
      General............................................................ 2
      Average Annual Total Return Quotations............................. 3
Annuity Payments......................................................... 6
Sales Material and Advertising........................................... 7
Independent Auditors..................................................... 7
Financial Statements of the Separate Account............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitution of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:


 Aetna Variable Fund                                 Fidelity VIP Equity-Income Portfolio
 Aetna Income Shares                                 Fidelity VIP Growth Portfolio
 Aetna Variable Encore Fund                          Fidelity VIP Overseas Portfolio
 Aetna Investment Advisers Fund, Inc.                Janus Aspen Aggressive Growth Portfolio
 Aetna Ascent Variable Portfolio                     Janus Aspen Balanced Portfolio
 Aetna Crossroads Variable Portfolio                 Janus Aspen Flexible Income Portfolio
 Aetna Legacy Variable Portfolio                     Janus Aspen Growth Portfolio
 Aetna Variable Capital Appreciation Portfolio       Janus Aspen Worldwide Growth Portfolio
 Aetna Variable Growth Portfolio                     Portfolio Partners, Inc. MFS Emerging Equities Portfolio
 Aetna Variable Index Plus Portfolio                 Portfolio Partners, Inc. MFS Research Growth Portfolio
 Aetna Variable Small Company Portfolio              Portfolio Partners, Inc. MFS Value Equity Portfolio
 Calvert Responsibly Invested Balanced Portfolio     Portfolio Partners, Inc. Scudder International Growth Portfolio
 Fidelity VIP II Contrafund Portfolio                Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio




Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA
GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date the Fund was first available under the Separate Account and then adjust them to reflect the deduction of all recurring charges that may be applicable under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the Fund's inception date and/or the date the Fund was added to the Separate Account.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


Table A shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available as of September 30, 1997 under Single Payment Accounts issued by the Company (not all such Funds are currently available). No maintenance fee applies to these types of Accounts. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available as of September 30, 1997 under Installment Payment Accounts with a $20 annual maintenance fee (not all such Funds are currently available). The Company may also advertise total return quotations for Installment Payment Accounts with a $15 and a $7.50 annual maintenance fee. Both sets of returns shown below reflect the 0.25% administrative expense charge applicable under some Contracts. The Company may also advertise total return quotations where the administrative expense charge is not reflected. In both sets of tables shown below, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date the Fund was added to the Separate Account (in the case of standardized performance) or since inception of the Fund (in the case of nonstandardized performance). Percentage returns for less than a full period are denoted with an *.

                                                           TABLE A
                                         ------------------------------------------------------------------------------------------
                                                                   DATE FUND
                                                                    ADDED TO                                               FUND
        SINGLE PAYMENT ACCOUNT:                                     SEPARATE                                            INCEPTION
         ($0 MAINTENANCE FEE)               STANDARDIZED            ACCOUNT             NON-STANDARDIZED                   DATE
-----------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT           1 Year     5 Years     10 Years             1 Year      3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     05/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     05/15/73
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              08/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                         07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                     07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                         07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                     09/16/96
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                         01/09/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                      09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital Appreciation                                                                                11/20/87
-----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced Portfolio                                                                         09/02/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                           10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                    02/17/89
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                  9/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 MFS Emerging Equities Portfolio                                                                                         08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 MFS Research Growth Portfolio                                                                                           08/19/97
-----------------------------------------------------------------------------------------------------------------------------------


                                       4





-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. MFS Value Equity Portfolio                                                                        08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. Scudder International Growth Portfolio                                                            08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio                                                             08/19/97
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                           TABLE B
                                         ------------------------------------------------------------------------------------------
                                                                    DATE FUND
                                                                     ADDED TO                                              FUND
     INSTALLMENT PAYMENT ACCOUNT:                                    SEPARATE                                           INCEPTION
        ($20 MAINTENANCE FEE)               STANDARDIZED             ACCOUNT                 NON-STANDARDIZED              DATE
-----------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT           1 Year     5 Years     10 Years             1 Year      3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     05/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     05/15/73
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              08/01/75
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                         07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                     07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                         07/05/95
-----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                     09/16/96
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                         01/09/89
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                      09/21/88
-----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
-----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                             09/02/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                           10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
-----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                    02/17/89
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth
  Portfolio                                                                                                               9/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 MFS Emerging Equities Portfolio                                                                                         08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 MFS Research Growth Portfolio                                                                                           08/19/97
-----------------------------------------------------------------------------------------------------------------------------------


                                       6




-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 MFS Value Equity Portfolio                                                                                              08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc.
 Scudder International Growth Portfolio                                                                                  08/19/97
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. T. Rowe
 Price Growth Equity Portfolio                                                                                           08/19/97
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity

Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                           [To be filed by amendment]

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:*
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  - Unaudited Statement of Assets and Liabilities as of September 30, 1997
                  - Unaudited Statements of Operations for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Statement of Changes in Net Assets for the nine-month period ended September 30, 1997
                  Financial Statements of the Depositor:*
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Balance Sheets as of December 31, 1996
                      and 1995
                  -   Consolidated Statements of Changes in Shareholder's
                      Equity for the years ended December 31, 1996, 1995
                      and 1994
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements
                  -   Uaudited Consolidated Balance Sheets as of September 30,
                      1997
                  - Uaudited Consolidated Statements of Income for the three- and nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Changes in Shareholder's Equity for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Cash Flows for the nine-month periods ended September 30, 1997 and 1996
                  -   Condensed Notes to Consolidated Financial Statements

*To be filed by amendment

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance

                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4.1)    Variable Annuity Contract (G-CDA-HF)(3)

         (4.2)    Variable Annuity Contract (IA-CDA-IA)(3)

         (4.3)    Variable Annuity Contract (G-CDA-HD)(4)

         (4.4)    Variable Annuity Contract (GIT-CDA-HO)(5)

         (4.5)    Variable Annuity Contract (GLIT-CDA-HO)(5)

         (4.6)    Variable Annuity Contract (GST-CDA-HO)(5)

         (4.7)    Variable Annuity Contract (I-CDA-HD)(5)

         (4.8)    Variable Annuity Contract (I-CDA-IA(RP))(2)

         (4.9) Endorsements (EIGET-IC(R), EIGF-IC, EGF-IC(SPD)) to Contract IA-CDA-IA(6)

         (4.10)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and G-CDA-HF(2)

         (4.11)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(7)

         (4.12) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(7)

         (4.13) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(7)

         (4.14)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HD and
                  G-CDA-HF(7)

         (4.15)   Endorsement (EFUND97) (3)

         (4.16)   Form of endorsement (EHF97MN) to Contract G-CDA-HF

         (5)      Variable Annuity Contract Application (710.00.16H)(3)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(8)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (6.3) By-Laws as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(9)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

         (8.2)    Second Amendment dated January 1, 1996 to Fund
                  Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(10)

         (8.3)    Third Amendment dated February 11, 1997 to Fund
                  Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset

                  Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(11)

         (8.4) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996, and February 11, 1997(3)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

         (8.6) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(12)

         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)

         (8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(12)

         (8.9) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

         (8.10) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 30, 1995 and March 1, 1996(12)

         (8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors*

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(13)
         (14)     Not applicable
         (15.1)   Powers of Attorney(14)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006790).

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

6. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000583).

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

13. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964) filed on April 28, 1995.

14. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor
-------------------      ------------------------------------
Thomas J. McInerney      Director and President

Timothy A. Holt          Director, Senior Vice President and Chief
                         Financial Officer

Christopher J. Burns     Director and Senior Vice President

J. Scott Fox             Director and Senior Vice President

John Y. Kim              Director and Senior Vice President

Shaun P. Mathews         Director and Senior Vice President

Thomas P. Waldron        Director

Deborah Koltenuk         Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001802).

Item 27. Number of Contract Owners

     As of November 30, 1997, there were 630,912 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

     (1)                      (2)                      (3)                  (4)                 (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
----------              ----------------          ---------------        -----------        -------------
Aetna Life Insurance
and Annuity Company                                 $1,325,661                               $96,924,599

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                 Aetna Life Insurance and Annuity Company
                 151 Farmington Avenue
                 Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75964) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of December, 1997.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                  By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                  By: Thomas J. McInerney*
                                      ----------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                                     Date

Thomas J. McInerney*         Director and President              )
--------------------------  (principal executive officer)        )
Thomas J. McInerney                                              )
                                                                 )
                                                                 )
Timothy A. Holt*            Director, Senior Vice President      )    December
--------------------------  and Chief Financial Officer          )    11, 1997
Timothy A. Holt                                                  )
                                                                 )
                                                                 )
Christopher J. Burns*        Director                            )
--------------------------                                       )
Christopher J. Burns                                             )
                                                                 )
                                                                 )
J. Scott Fox*                Director                            )
--------------------------                                       )
J. Scott Fox                                                     )
                                                                  )
                                                                 )
John Y. Kim*                 Director                            )
--------------------------                                       )
John Y. Kim                                                      )
                                                                 )
                                                                 )
Shaun P. Mathews*            Director                            )
--------------------------                                       )
Shaun P. Mathews                                                 )

Thomas P. Waldron*           Director                           )
--------------------------                                      )
Thomas P. Waldron                                               )
                                                                )
                                                                )
Deborah Koltenuk*            Vice President and Treasurer,      )
--------------------------   Corporate Controller               )
Deborah Koltenuk                                                )

By:  /s/ Julie E. Rockmore
     ---------------------
         Julie E. Rockmore
        *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.      Exhibit                                                                              Page
----------       -------                                                                              ----
99-B.1           Resolution of the Board of Directors of Aetna Life Insurance and Annuity
                 Company establishing Variable Annuity Account C                                       *

99-B.3.1         Broker-Dealer Agreement                                                               *

99-B.3.2         Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4.1         Variable Annuity Contract (G-CDA-HF)                                                  *

99-B.4.2         Variable Annuity Contract (IA-CDA-IA)                                                 *

99-B.4.3         Variable Annuity Contract (G-CDA-HD)                                                  *

99-B.4.4         Variable Annuity Contract (GIT-CDA-HO)                                                *

99-B.4.5         Variable Annuity Contract (GLIT-CDA-HO)                                               *

99-B.4.6         Variable Annuity Contract (GST-CDA-HO)                                                *

99-B.4.7         Variable Annuity Contract (I-CDA-HD)                                                  *

99-B.4.8         Variable Annuity Contract (I-CDA-IA(RP))                                              *

99-B.4.9         Endorsements (EIGET-IC(R), EIGF-IC, EGF-IC(SPD)) to Contract IA-CDA-IA                *

99-B.4.10        Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and G-CDA-HF                           *

99-B.4.11        Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA                           *

99-B.4.12        Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO              *

*Incorporated by reference

Exhibit No.      Exhibit                                                                              Page
----------       -------                                                                              ----
99-B.4.13        Endorsement (EHOTABLE97) to Contracts
                 GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO                                                *

                 Endorsement (EGHDHFRPSDO97) to Contracts
99-B.4.14        G-CDA-HD and G-CDA-HF                                                                 *

99-B.4.15        Endorsement (EFUND97)                                                                 *

99-B.4.16        Form of endorsement (EHF97MN) to Contract G-CDA-HF                                  -----

99-B.5           Variable Annuity Contract Application (710.00.16H)                                    *

99-B.6.1         Certification of Incorporation of Aetna Life Insurance and Annuity Company            *

99-B.6.2         Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity
                 Company                                                                               *

99-B.6.3         By-Laws as amended September 17, 1997, of Aetna Life Insurance and Annuity
                 Company                                                                               *

99-B.8.1         Fund Participation Agreement between Aetna Life Insurance and Annuity
                 Company and Calvert Asset Management Company (Calvert Responsibly Invested
                 Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
                 March 13, 1989 and amended December 27, 1993                                          *

99-B.8.2         Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset
                 Management Company (Calvert Responsibly Invested Balanced Portfolio,
                 formerly Calvert Socially Responsible Series) dated March 13, 1989
                 and amended December 27, 1993                                                         *

99-B.8.3         Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset
                 Management Company (Calvert Responsibly Invested Balanced Portfolio,
                 formerly Calvert Socially Responsible Series) dated March 13, 1989
                 and amended December 27, 1993 and January 1, 1996                                     *

*Incorporated by reference

Exhibit No.      Exhibit                                                                              Page
----------       -------                                                                              ----
99-B.8.4         Fourth Amendment dated February 28, 1997 to Fund
                 Participation Agreement between Aetna Life Insurance and
                 Annuity Company and Calvert Asset Management Company
                 (Calvert Responsibly Invested Balanced Portfolio,
                 formerly Calvert Socially Responsible Series) dated March
                 13, 1989 and amended December 27, 1993, January 1, 1996 and
                 February 11, 1997                                                                     *

99-B.8.5         Fund Participation Agreement between Aetna Life Insurance
                 and Annuity Company, Variable Insurance Products Fund and
                 Fidelity Distributors Corporation dated February 1, 1994
                 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996                                                     *

99-B.8.6         Fifth Amendment, dated as of May 1, 1997, to the Fund
                 Participation Agreement between Aetna Life Insurance and
                 Annuity Company, Variable Insurance Products Fund and
                 Fidelity Distributors Corporation dated February 1, 1994
                 and amended on December 15, 1994, February 1, 1995, May 1,
                 1995, January 1, 1996, and March 1, 1996                                              *

99-B.8.7         Fund Participation Agreement between Aetna Life Insurance
                 and Annuity Company, Variable Insurance Products Fund II
                 and Fidelity Distributors Corporation dated February 1,
                 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996                                                     *

99-B.8.8         Fifth Amendment, dated as of May 1, 1997, to the Fund
                 Participation Agreement between Aetna Life Insurance and
                 Annuity Company, Variable Insurance Products Fund II and
                 Fidelity Distributors Corporation dated February 1, 1994
                 and amended on December 15, 1994, February 1, 1995, May 1,
                 1995, January 1, 1996, and March 1, 1996                                              *

99-B.8.9         Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as
                 of November 1, 1995                                                                   *

*Incorporated by reference

Exhibit No.      Exhibit                                                                              Page
----------       -------                                                                              ----
99-B.8.10        Amendment dated January 1, 1997 to Service Agreement between Aetna Life
                 Insurance and Annuity Company and Fidelity Investments Institutional
                 Operations Company dated as of November 1, 1995                                       *

99-B.8.11        Fund Participation Agreement between Aetna Life Insurance and Annuity
                 Company and Janus Aspen Series dated April 19, 1994 and amended June 15,
                 1994, July 30, 1995 and March 1, 1996                                                 *

99-B.8.12        Fund Participation Agreement between Aetna Life Insurance and Annuity
                 Company and Lexington Management Corporation regarding Natural Resources
                 Trust dated December 1, 1988 and amended February 11, 1991                            *

99-B.9           Opinion and Consent of Counsel                                                     _______

99-B.10          Consent of Independent Auditors                                                       **

99-B.13          Schedule for Computation of Performance Data                                          *

99-B.15.1        Powers of Attorney                                                                    *

99-B.15.2        Authorization for Signatures                                                          *

27               Financial Data Schedule                                                               **

*Incorporated by reference

** To be filed by amendment